Intangible Assets - Land Use Rights, Net	9 Months Ended
Mar. 31, 2014
Notes
Intangible Assets - Land Use Rights, Net

INTANGIBLE ASSETS - LAND USE RIGHTS, NET

	March 31, 2014	June 30, 2013
	(unaudited)
Land use rights, at cost	$40,207,257	$40,093,414
Less: Accumulated amortization	(2,857,245)	(2,229,950)
Intangible assets – land use rights, net	$37,350,012	$37,863,464

The Company acquired a new land use right for 266,668 square meters on November 5, 2012. The Company was granted the right to use the land for a period of 50 years at a cost of approximately $19.47 million (RMB 120,000,000).

As of March 31, 2014, the Company had made full payments of $19,470,000 (RMB 120,000,000) through four installments:

Installment	Payment date	Amount in USD
First	11/30/2012	3,245,067
Second	12/31/2012	3,245,067
Third	6/30/2013	6,490,135
Fourth	12/31/2013	6,490,135

Total		19,470,404

There is no private ownership of land in the PRC. All land is owned by the government, which grants land use rights for specified periods of time. Amortization expense for land use rights amounted to $208,271 and $259,027 for the three months ended March 31, 2014 and 2013, respectively. Amortization expense for land use rights amounted to $623,655 and $648,409 for the nine months ended March 31, 2014 and 2013, respectively.

Amortization is calculated over a period of 30 years - 50 years.

Amortization of land use rights for fiscal years ending subsequent to March 31, 2014 is as follows:

Amortization
Remainder of FY 2014	$208,271
2015	833,084
2016	833,084
2017	833,084
2018	833,084
Thereafter	33,809,405
Total	$37,350,012